Fair Value Measurements on a Recurring Basis (Details) (Linn Energy, LLC [Member], Commodity Contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	$ 880,911
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	4,140
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	1,282,390
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	405,619
Counterparty netting under agreements governing derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	(401,479)	[1]
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	$ (401,479)	[1]

[1]	Represents counterparty netting under agreements governing such derivatives.